Other Operating Income (Expense)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Operating Income (Expense)
Other Operating Income (Expense)

	Years Ended December 31,
(In millions)	2016	2015	2014

Foreign currency items:
Transaction gains (losses)(a)	$1.4	(26.8)	(127.2)
Foreign currency derivative instrument gains (losses)	(2.4)	2.9	1.4
Gains (losses) on sale of property and equity investment(b)	(1.3)	0.9	44.9
Argentina conversion losses	(0.1)	(7.1)	(3.6)
Impairment losses(c)	(20.6)	(37.2)	(3.3)
Share in earnings (losses) of equity affiliates	(1.5)	0.5	4.3
Royalty income	2.6	2.1	1.5
Gains (losses) on business acquisitions and dispositions	0.1	(6.3)	—
Other	1.7	1.6	1.0
Other operating income (expense)	$(20.1)	(69.4)	(81.0)

(a)	Includes losses from devaluations in Venezuela of $4.8 million in 2016, $18.1 million in 2015, and $121.6 million in 2014.

(b)	Includes a $44.3 million gain on the sale of a noncontrolling interest in a Peruvian cash-in-transit business in 2014.

(c)	Includes $13.6 million of impairment losses related to the 2016 Reorganization and Restructuring and $35.3 million of impairment losses in 2015 related to property and equipment in Venezuela.